Supplementary Information to the Statements of Comprehensive Income (Details 1) ₪ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2014 ILS (₪)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)	Dec. 31, 2015 ILS (₪)
Comprehensive Income [Line Items]
Salaries and related expenses	₪ 10	₪ 3,695	$ 1,066	₪ 3,808	₪ 3,796
Share-based payment		519	150	1,261	745
Rentals, office expenses and maintenance		610	153	610	607
Depreciation		311	90	573	495
Marketing, general and administrative		4,879	1,407	4,106	3,397
Marketing ,general and administrative expenses [Member]
Comprehensive Income [Line Items]
Salaries and related expenses		622	179	587	519
Share-based payment		131	38	358	157
Professional services		3,338	963	2,595	1,952
Rentals, office expenses and maintenance		203	59	201	212
Depreciation		130	37	48	133
Other		455	131	317	424
Marketing, general and administrative		₪ 4,879	$ 1,407	₪ 4,106	₪ 3,397